Annual Total Returns[BarChart] - Nationwide Destination 2045 Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.50%)	15.21%	25.03%	4.24%	(1.89%)	10.13%	17.86%	(8.92%)	24.70%	13.37%